Declaration of Distributions - Additional Information (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Sep. 25, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Dec. 18, 2019
Class A Common stock
Dividend Declared [Line Items]
Common stock per share outstanding per day authorized	$ 0.00164		$ 0.00164	$ 0.00164	$ 0.00164	$ 0.00164	$ 0.00164	$ 0.00164
Common stock per share outstanding per day declared									$ 0.001639
Cash distribution record date start	Oct. 01, 2020	Jan. 01, 2020
Cash distribution record date end	Dec. 31, 2020	Mar. 31, 2020
Class T Common stock
Dividend Declared [Line Items]
Common stock per share outstanding per day authorized	$ 0.00164		$ 0.00164	$ 0.00164	$ 0.00164	$ 0.00164	$ 0.00164	$ 0.00164
Common stock per share outstanding per day declared									0.001639
Cash distribution record date start		Jan. 01, 2020
Cash distribution record date end		Mar. 31, 2020
Common stock dividends payable per share per day	$ 0.0014								$ 0.0014